UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:    Makena Capital Management, LLC
Address: 2755 Sand Hill Road, Suite 200
         Menlo Park, CA 94025


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  William L. McGrath
Title: General Counsel & Chief Compliance Officer
Phone: 650.926.0510

Signature, Place, and Date of Signing:

	/s/ William L. McGrath	 Menlo Park, CA		8/14/2012
	[Signature]		[City, State]		[Date]


Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0

List of 13(f) Securities used for this report: 	second quarter 2012

Form 13F Information Table Entry Total:  	8

Form 13F Information Table Value Total:  	$160948
					 	(thousands)

List of Other Included Managers: 		NONE

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FORM 13F INFORMATION TABLE


Column 			Column 			Column 		Column 			Column 		Column	Column	Column
  1			  2			  3		  4			 5	         6	  7	   8
-------------------	---------------		---------	-------		----------------------------	------	------	---------
NAME			TITLE							SHS
OF			OF					VALUE		OR PRN	SH/	PUT/	INVST	OTR	VTNG AUTHRTY
ISSUER			CLS			CUSIP		x$1000		AMT	PRN	CALL	DSCRTN	MGRS	SOLE 	SHRD NONE
-------------------	---------------		---------	-------		------	----	----	------	------	---- 	---- ----

BARCLAYS BK PLC	       DJUBS CMDT ETN36	       06738C778	2128	       52966	SH			None	SOLE
ISHARES TR	       DJ US REAL EST	       464287739	3512	       54905	SH			None	SOLE
ISHARES TR	       MSCI EMERG MKT	       464287234	5295	       135123	SH			None	SOLE
ISHARES TR	       MSCI EAFE INDEX	       464287465	3416	       68379	SH			None	SOLE
ISHARES TR	       S&P NA NAT RES	       464287374	1669	       47130	SH			None	SOLE
ISHARES TR	       MSCI EAFE INDEX	       424287465	74191	       1485000	SH			None	SOLE
VNGRDINTEQUINDF	       MSCI EMR MKT ETF	       922042858	68434	       1713000	SH			None	SOLE
ISHARES TR	       MSCI EMERG MKT	       464287234	2303	       14130	SH	Put		None	SOLE


